Share Repurchase Program	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Share Repurchase Program
14. Share Repurchase Program
The Company accounts for repurchased ordinary shares under the cost method and includes such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital
and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital
first with any remaining excess charged entirely to retained earnings. The cost of treasury stock reissued is determined using the weighted average method and recorded as a reduction of additional paid-in-capital.
In November 2022, the Company announced that its board of directors had approved a share purchase program of up to US$20.0 million of its Class A ordinary shares (including in the form of ADSs) during a period of up to 36 months beginning on November 23, 2022. Under the terms of this program, the Company may purchase its issued and outstanding ADSs in open-market transactions on the New York Stock Exchange. As of December 31, 2022, approximately 1.2 million ADSs had been purchased under this program for a total cost of US$5.9 million.